Submission	Jan. 28, 2026
Submission [Line Items]
Central Index Key	0002047692
Registrant Name	Hamilton Lane Venture Capital and Growth Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A